General and administrative expense (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employee benefits:
Salaries	₩ 2,918,065	₩ 2,736,604	₩ 2,668,224
Defined contribution	35,972	23,745	21,040
Defined benefit	168,732	133,749	173,080
Termination benefits	122,732	115,275	285,158
Subtotal	3,245,501	3,009,373	3,147,502
Entertainment	36,931	30,442	29,039
Depreciation	479,657	171,771	173,541
Amortization	99,208	73,575	66,860
Taxes and dues	197,691	176,133	165,689
Advertising	265,739	287,688	271,819
Research	17,742	13,928	14,093
Others	792,205	978,665	942,655
General and administrative expenses	₩ 5,134,674	₩ 4,741,575	₩ 4,811,198